RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

28.	RELATED PARTY TRANSACTIONS

a) Transactions with existing related parties:

Net revenues/(expenses): The transactions with related parties for the years ended December 31, 2023, 2022 and 2021 consisted of the following:

(in thousands of $)	2023	2022	2021
Avenir (1)	339	246	468
Magni Partners (2)	(10)	(32)	(189)
ECGS (3)	—	—	1,482
Total	329	214	1,761

Receivables: The balances with related parties as of December 31, 2023 and 2022 consisted of the following:

(in thousands of $)	2023	2022
Avenir (1)	7,312	3,472
Magni Partners (2)	—	81
Total	7,312	3,553
(1) Avenir - Amounts due from Avenir comprised primarily of unpaid debt guarantee fees, revolving shareholder loan and related interest and fees. In 2021, we advanced a one year revolving shareholder loan of $1.8 million to Avenir. In October 2022, the revolving shareholder loan was extended to three years. The facility bears a fixed interest rate of 5% per annum which was amended to 7% in May 2023. Concurrently, we loaned a further $3.5 million to Avenir, totaling to $5.3 million. As of December 31, 2023, the shareholder loan is fully drawn. The combined interest and commitment fee receivables on the undrawn portion of the loan amounted to $0.3 million, $0.1 million and $28.0 thousand for the years ended December 31, 2023, 2022 and 2021, respectively. Avenir also entered into agreements to compensate Golar in relation to the provision of certain debt guarantees relating to Avenir and its subsidiaries, amounting to $0.1 million, $0.1 million and $0.5 million for the years ended December 31, 2023, 2022 and 2021, respectively.
(2) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited (“Magni Partners”), a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or part cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.
(3) We chartered our former LNG carrier, the Golar Ice to ECGS during the year ended December 31, 2021. There was no comparable transaction for the years ended December 31, 2023 and 2022.
b) Transactions with former related parties

Net revenues: The following tables represents the transactions before these companies ceased to be our related parties for the years ended December 31, 2023, 2022 and 2021 consisted of the following:

(in thousands of $)	2023	2022	2021
Transactions
Coolco and subsidiaries	451	(486)	—
Golar Partners and subsidiaries	—	—	3,986
Hygo and subsidiaries	—	—	3,631
Borr Drilling	—	—	348
2020 Bulkers	—	—	111
OneLNG	—	—	64
Total	451	(486)	8,140

Receivables: The balances before these companies ceased to be our related parties as of December 31, 2022 consisted of the following:

(in thousands of $)	2022
Balances
CoolCo and subsidiaries	394
Total	394

b.1) Transactions with CoolCo:

Following the sale of our CoolCo shares in March 2023, CoolCo ceased to be a related party and subsequent transactions with CoolCo and its subsidiaries were treated as third party transactions and settled under normal payment terms.

Net revenues: Summarized below are the transactions with CoolCo and its subsidiaries for the period from January 1, 2023 to March 2, 2023 and for the year ended December 31, 2022 consists of the following:

(in thousands of $)	Period ended January 1, 2023 to March 2, 2023	Year Ended December 31, 2022
Management and administrative services revenue (1)	588	3,124
Ship management fees revenue (2)	—	1,249
Ship management fees expense (3)	(333)	(5,811)
Debt guarantee fees (4)	175	837
Commitment fees (5)	21	115
Total	451	(486)
(1) Management and administrative services revenue – Golar Management Limited (“Golar Management”), a wholly-owned subsidiary of Golar, and Golar Management (Bermuda) Ltd, entered into the transition services agreement with CoolCo (the "CoolCo TSA" which was subsequently replaced with the CoolCo ASA), pursuant to which we provided corporate administrative services to CoolCo, with a fee.

(2) Ship management fee revenue – We provided commercial and technical management services to the LNG carriers subsequent to their disposal to CoolCo under the existing management agreements, however the CoolCo TSA revised the annual management fee payable to us per vessel. On June 30, 2022, upon completion of the CoolCo Disposal, the ship management agreements were terminated.
(3) Ship management fee expense – Following completion of the CoolCo Disposal in June 2022, we entered into ship management agreements with CoolCo, for CoolCo to manage our LNG carriers, the Golar Arctic and Golar Tundra, amounting to $0.2 million and $0.6 million and provision of FLNG crew services, amounting to $nil and $0.1 million fees for the period from January 1, 2023 to March 2, 2023 and for the year ended December 31, 2022, respectively.
We also entered into an agreement to sub-contract our contractual vessel management obligations for LNG Croatia and NFE’s fleet of vessels to CoolCo, amounting to $0.1 million and $5.1 million for the period from January 1, 2023 to March 2, 2023 and for the year ended December 31, 2022, respectively. The ship management fee revenue of $nil and $4.8 million received for the period from January 1, 2023 to March 2, 2023 and for the year ended December 31, 2022, respectively, in relation to NFE’s fleet of vessels, is passed on at cost to CoolCo as our subcontracting ship management expenses presented on “Administrative expenses” in the consolidated statements of operations.

(4) Debt guarantee fees – We agreed to remain as the guarantor of the payment obligations for the sale and lease-back obligations of two of the disposed subsidiaries, which are the disponent owners of the Golar Ice and the Golar Kelvin, in exchange for a guarantee fee of 0.5% on the outstanding principal balances of $176.7 million. The compensation amounted to $0.2 million to $0.8 million for the period from January 1, 2023 to March 2, 2023 and for the year ended December 31, 2022, respectively.

(5) Commitment fees – We advanced a 2-year revolving credit facility of $25.0 million to CoolCo which bears a fixed interest rate and commitment fee on the undrawn loan of 5% and 0.5% per annum, respectively. The commitment fee amounted to $21.0 thousand and $0.1 million for the period from January 1, 2023 to March 2, 2023 and for the year ended December 31, 2022, respectively. CoolCo terminated the revolving credit facility on May 28, 2023.

Receivables: The balances with CoolCo and its subsidiaries as of December 31, 2022 consisted of the following:

(in thousands of $)	December 31, 2022
Balance due from CoolCo and subsidiaries (6)	394
(6) Balances due from CoolCo and its subsidiaries - Amounts due to/from CoolCo and its subsidiaries are comprised primarily of unpaid management services fees, amounts arising from the results of CoolCo’s vessels participating in the Cool Pool, revolving credit facility, commitment fees and other related arrangements. Payables and receivables are generally settled quarterly in arrears. Balances owing to or due from CoolCo and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.

Other transactions:

Net Cool Pool expenses - The eight TFDE vessels sold in the CoolCo Disposal were previously managed by Golar under the terms of the Cool Pool. The net expenses relating to the CoolCo’s vessels participation in the pool amounted to $4.8 million for the year ended December 31, 2022. There was no comparable expense for the period from January 1, 2023 to March 2, 2023. This is presented in our consolidated statement of operations in the line item “Net (loss)/income from discontinued operations”.

Subleases with CoolCo - Following the completion of the CoolCo Disposal, we entered into subleases to share office space with CoolCo which amounted to an income of $0.1 million and $0.4 million income for the period from January 1, 2023 to March 2, 2023 and for the year ended December 31, 2022, respectively (note 13).

Share-based payment to CoolCo employees - Following the completion of the CoolCo Disposal, we agreed to honor the restricted stock units granted to the officers and employees in the shipping and FSRU management business that CoolCo acquired. The net expenses relating to these share-based payments amounted to $0.1 million and $0.1 million for the period from January 1, 2023 to March 2, 2023 and for the year ended December 31, 2022, respectively, and is included in our equity method investment in CoolCo the line item “Net income/(losses) from equity method investments.”

b.2) Golar Partners and subsidiaries:

Following the completion of the GMLP Merger on April 15, 2021, Golar Partners ceased to be a related party and subsequent transactions with Golar Partners and its subsidiaries are treated as a third party and settled under normal payment terms. For the balances with Golar Partners and its subsidiaries prior to the completion of the GMLP Merger, we retrospectively adjusted the comparative period and classified them as held for sale. Furthermore, the management and administrative services agreement and ship management fee agreement were terminated and replaced with the transition services agreement, Bermuda services agreement and ship management agreements.

The following table represents the transactions with Golar Partners and its subsidiaries for the period from January 1, 2021 to April 15, 2021:

(in thousands of $)	Period January 1, 2021 to April 15, 2021
Management and administrative services revenue	1,717
Ship management fees revenue	2,251
Interest income on short-term loan	18
Total	3,986
Other transactions:

During the period from January 1, 2021 to April 15, 2021, we received total distributions from Golar Partners of $0.5 million with respect to common units and general partners units owned by us at that time.

During the period from January 1, 2021 to April 15, 2021, Hilli LLC declared distributions totaling $7.2 million with respect to the common units owned by Golar Partners. In connection with the Hilli disposal, we agreed to indemnify Golar Partners for certain costs incurred in FLNG Hilli operations when these costs exceed a contractual ceiling, capped at $20 million. Costs indemnified include vessel operating expenses, taxes, maintenance expenses, employee compensation and benefits, and capital expenditures. Included within the FLNG Hilli distributions for the period from January 1, 2021 to April 15, 2021 is $0.1 million with respect to FLNG Hilli’s indemnification cost.

b.3) Hygo and subsidiaries:

Following the completion of the Hygo Merger on April 15, 2021, Hygo ceased to be a related party and subsequent transactions with Hygo and its subsidiaries are treated as third-party transactions and settled under normal payment terms. For the balances with Hygo and its subsidiaries prior to the completion of the Hygo Merger, we retrospectively adjusted the comparative period and classified them as held for sale. Furthermore, the management and administrative services agreement and ship management fee agreement were terminated and replaced with the transition services agreement, Bermuda services agreement and ship management agreements.

The following table represent the transactions with Hygo and its subsidiaries for the period from January 1, 2021 to April 15, 2021:

(in thousands of $)	Period January 1, 2021 to April 15, 2021
Management and administrative services revenue	2,051
Ship management fees income	904
Debt guarantee compensation	676
Total	3,631

Other transactions:

Net Cool Pool expenses - Net expenses relating to the other pool participants are presented in our consolidated statement of operation in the line item “Voyage, charterhire and commission expenses” for the period from January 1, 2021 to April 15, 2021 amounted to $2.9 million.

b.4) Borr Drilling:

Tor Olav Trøim is the founder and director of Borr Drilling Limited (“Borr Drilling”), a Bermuda company listed on the Oslo and New York Stock Exchange. Transactions with Borr Drilling include management and administrative services provided by our Bermuda corporate office. Effective from January 2022, Borr Drilling ceased to be a related party.

b.5) 2020 Bulkers:

Transactions with 2020 Bulkers Ltd. (“2020 Bulkers”) include management and administrative services provided by our Bermuda corporate office. Effective from January 2022, 2020 Bulkers ceased to be a related party.

b.6) OneLNG and subsidiaries:
Subsequent to the decision to dissolve OneLNG, we wrote off $0.1 million of the trading balance with OneLNG for the year ended December 31, 2021, to “Other operating income/(losses)” in our consolidated statements of operations as we deemed it to be no longer recoverable.